NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: E. Concentrations of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2023
Policies
E. Concentrations of Credit Risk

E.Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits.

As of December 31, 2023, the Company had cash and cash equivalents that totaled to $17 and short-term deposits totaling to $1,932, all of which are deposited in a major Israeli financial institution and which are uninsured. As of December 31, 2022, the Company had cash and cash equivalents that totaled to $18 and short-term deposits totaling to $1,891, all of which were deposited in a major Israeli financial institution and which are uninsured. The Company has not incurred any losses on these accounts. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound and, accordingly, minimal credit risk exists with respect to these investments.